Income Taxes	12 Months Ended
Dec. 31, 2024
Income Taxes
Income Taxes

Note 10

Income Taxes

EUR’000	2024	2023	2022
Income tax expense
Tax expense attributable to profit is made up of:
Current tax	(1,271)	—	—
Movement on deferred tax	(1,137)	—	—
Total Income tax expense	(2,408)	—	—

Tax expenses comprise the expected income tax charge for the year in accordance with IAS 12. The majority of the Group’s taxable income is generated from its vessel operating entities in Denmark and UK. The tax base of the Groups’ vessel assets is held by wholly owned subsidiaries located in Cyprus, UK and Japan. The Group routinely evaluates its exposure to local income taxes (Permanent Establishments) relating to its foreign operations which can result in additional current foreign taxes.

An expansion of the Danish tonnage tax regime to cover wind farm installation vessels was passed in January 2020 with retroactive effect from 2017, inclusive. On 15 December 2020, Cadeler A/S received a binding ruling from the Danish Tax Authorities. As a result, management has applied the Danish Tonnage Taxation since 2021.

The recorded tonnage tax expense for 2024 in Denmark and Cyprus amount to EUR 0 thousand and EUR 5 thousand respectively (2023 and 2022: EUR 0 thousand and EUR 5 thousand, respectively). Tonnage taxes in Denmark amount to EUR 0 due to utilization of tax losses.

As announced in the UK Budget 2023, a ‘window of opportunity’ was created for entry to the UK Tonnage Tax regime. In November 2024, the UK subsidiary group elected to participate in the UK Tonnage Tax regime, effective on 1st January 2025. Entities within the UK subsidiary group that are not considered within the scope of the UK Tonnage Tax will continue to be subject to their local corporate tax regime.

The Group continues to assess the potential impact of the Pillar Two rules on future reporting periods. See Note 2 for further details.

EUR’000	2024	2023	2022
Effective tax rate
Tax expense attributable to profit is made up of:
Profit before income tax	67,477	11,498	35,541
DK corporation tax	—	—	—
UK corporation tax	—	—	—
TW corporation tax	1,271	—	—
Deferred tax	1,137	—	—
Income tax expense, reported	2,408	—	—
Effective tax rate (%)	3.6%	0.0%	0.0%

Accounting policies

Income tax

Current income tax for current and prior periods is recognised at the amount expected to be paid to or recovered from the tax authorities, using the tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date.

Management periodically evaluates positions taken in tax returns with respect to situations in which applicable tax regulation is subject to interpretation. It establishes provisions, where appropriate, on the basis of amounts expected to be paid to the tax authorities.

Deferred income tax is recognised for all temporary differences arising between the tax bases of assets and liabilities and their carrying amounts in the financial statements except when the deferred tax arises from the initial recognition of an asset or liability in a transaction that is not a business combination and, at the time of the transaction, affects neither the accounting profit nor taxable profit or loss and does not give rise to equal taxable and deductible temporary differences.

Note 10

Income Taxes

Continued from previous page

Deferred income tax is measured at the tax rates that are expected to apply when the related deferred income tax asset is realised or the deferred income tax liability is settled, based on tax rates and tax laws that have been enacted or substantively enacted by the balance sheet date.

Current and deferred income taxes are recognised as income or expenses in profit or loss, except to the extent that the tax arises from a transaction which is recognised directly in equity.

Tonnage tax

Under the scheme, ship-owners (or bareboat charterers) pay a fixed tax amount per net tonne at their disposal rather than paying taxes based on taxable income, expenses, and depreciation. The Group has participated in the Danish scheme since 27 November 2020 and has joined the UK tonnage scheme, effective 1st January 2025.

As the vessels are owned and registered by subsidiaries in jurisdictions other than Denmark, the Group is also subject to tonnage taxation in such jurisdictions. This tonnage taxation is calculated based on a fixed tax amount per tonne.

This scheme is based on a notional income derived from tonnage capacity and not based on the entities' actual income and expenses, the Group does not consider the scheme to fall under the rules of IAS 12. Consequently, the tonnage tax expenses are not presented as part of tax expense in the statement of profit and loss, but are recognised under costs of sales.